Prepaid Assets (Details) - Schedule of prepaid assets - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule of Prepaid Assets [Abstract]
Prepayments for advertising or marketing	$ 3,258,771	$ 5,485,325
Prepayment of celebrity endorsement fee	44,445	141,774
Total	$ 3,303,216	$ 5,627,099